SCHEDULE II - Condensed Statements of Cash Flows - Parent Company Only (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net (loss) income		$ (85,994)	$ 264,021	$ 447,308
Adjustments to reconcile net income to net cash used in operating activities:
Other, net		(141,808)	(38,190)	38,195
Net cash provided by operating activities		447,493	242,876	445,309
Cash flows from investing activities
Other, net		(167,230)	(65,753)	(749,194)
Net cash provided by (used in) investing activities		(1,260,911)	98,821	(34,055)
Cash flows from financing activities
Cash dividends paid to common and preferred shareholders		(94,251)	(191,109)	(491,473)
Redemption of preferred shares		0	0	(149,523)
Settlement of share-based awards upon change in control		0	0	(75,531)
Net cash used in financing activities		(94,251)	(387,239)	(153,521)
Effect of foreign exchange rate changes on cash		13,564	44,226	(61,502)
Increase (decrease) in cash and cash equivalents		(894,105)	(1,316)	196,231
Cash and cash equivalents—beginning of year		1,772,012	1,773,328	1,577,097
Cash and cash equivalents—end of year		877,907	1,772,012	1,773,328
Fixed maturities
Cash flows from investing activities
Purchases of trading securities		(15,638,777)	(12,465,127)	(12,704,275)
Parent Company [Member]
Cash flows from operating activities
Net (loss) income		(85,994)	264,021	447,308
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net income of subsidiaries		101,886	(329,390)	(540,019)
Other, net		(29,283)	25,239	11,205
Net cash provided by operating activities		(13,391)	(40,130)	(81,506)
Cash flows from investing activities
Advances to/from subsidiaries, net		(261,666)	11,138	(167,254)
Net issue of intercompany loans receivable and payable		299,279	0	542,193
Other, net		(680)	414	(2,408)
Net cash provided by (used in) investing activities		(22,974)	35,517	464,580
Cash flows from financing activities
Cash dividends paid to common and preferred shareholders	[1]	0	0	(240,725)
Redemption of preferred shares		0	0	(149,523)
Reissuance of treasury shares, net of taxes		0	0	10,965
Settlement of share-based awards upon change in control		0	0	(75,531)
Net cash used in financing activities		0	0	(454,814)
Effect of foreign exchange rate changes on cash		10,765	8,144	55
Increase (decrease) in cash and cash equivalents		(25,600)	3,531	(71,685)
Cash and cash equivalents—beginning of year		26,681	23,150	94,835
Cash and cash equivalents—end of year		1,081	26,681	23,150
Parent Company [Member] | Fixed maturities
Cash flows from investing activities
Sales and redemptions of fixed maturities		65,025	40,379	99,888
Purchases of trading securities		(124,932)	(16,414)	(7,839)
Subsidiaries [Member]
Non Cash Transactions [Abstract]
Payment Of Dividends By Subsidiary On Behalf Of Parent		$ 94,000	$ 191,000	$ 251,000

[1]	During the years ended December 31, 2018, 2017 and 2016, dividends paid to common and preferred shareholders of $94 million, $191 million and $251 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent and have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.